CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, no par value
Ordinary shares, shares authorized	95,000,000	75,000,000
Ordinary shares, shares issued	25,406,095	25,128,358
Ordinary shares, shares outstanding	22,761,256	22,483,519
Treasury shares, shares	2,644,839	2,644,839